Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	$ 154
Actuarial gain arising from demographic assumptions	(5)	$ (9)
Defined benefit obligation, ending of period	$ 145	154
Weighted average duration of defined benefit obligation	9 years 4 months 24 days
Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	$ 411
Defined benefit obligation, ending of period	390	411
Registered
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	62
Defined benefit obligation, ending of period	56	62
Registered | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	303	340
Current service cost	1	1
Interest cost	13	14
Benefits paid	(28)	(31)
Actuarial loss arising from financial assumptions	(5)	1
Actuarial loss arising from experience adjustments	1	0
Effect of settlement from the termination of the U.S. defined benefit plan		(23)
Change in foreign exchange rates		1
Defined benefit obligation, ending of period	285	303
Supplemental
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	74
Defined benefit obligation, ending of period	72	74
Supplemental | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	90	89
Current service cost	0	0
Interest cost	4	4
Benefits paid	(5)	(5)
Actuarial loss arising from financial assumptions	(2)	1
Actuarial loss arising from experience adjustments	1	1
Effect of settlement from the termination of the U.S. defined benefit plan		0
Change in foreign exchange rates		0
Defined benefit obligation, ending of period	88	90
Other
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	18
Defined benefit obligation, ending of period	17	18
Other | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	18	17
Current service cost	0	1
Interest cost	0	1
Benefits paid	(1)	(1)
Actuarial loss arising from financial assumptions	0	0
Actuarial loss arising from experience adjustments	0	0
Effect of settlement from the termination of the U.S. defined benefit plan		0
Change in foreign exchange rates		0
Defined benefit obligation, ending of period	17	18
Total | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	411	446
Current service cost	1	2
Interest cost	17	19
Benefits paid	(34)	(37)
Actuarial loss arising from financial assumptions	(7)	2
Actuarial loss arising from experience adjustments	2	1
Effect of settlement from the termination of the U.S. defined benefit plan		(23)
Change in foreign exchange rates		1
Defined benefit obligation, ending of period	$ 390	$ 411